Principal accounting policies (Basis of preparation) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies [abstract]
Net current liabilities	¥ 107,413	¥ 93,230
Expected operating cash flows and the undrawn available banking facilities	¥ 241,900